13F-HR
			06/30/2005

			0000315038
			x4dn*qbs

			NONE


			CECILIA CAMBA
			704-988-4344
			ccamba@tiaa-cref.org

			13F-HR
			FORM 13F COVER PAGE

FORM13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [   ]; Amendment Number:

This Amendment(Check only one.): []is a restatement.
			         	   []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   	Teachers Insurance and Annuity Association of America
Address:	730 Third Ave
	   	New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	 Edward Grzybowski
Title: Senior Managing Director
Phone: 212-916-4345





Signature, Place, and Date of Signing:

Edward Grzybowski  New York, NY	May 11, 2005



Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       3
Form 13F Information Table Entry Total:  42
Form 13F Information Table Value Total:  $206,603(thousands)

List of Other Included Managers:
No.	13F File Number		Name
01	28-4800			Teachers Advisors, Inc.
02	28-3194			TIAA-CREF Investment Management LLC
03	28-5057			TIAA-CREF Trust Company

FORM 13F INFORMATION TABLE VALUE SHARES/ SH/ PUT/INVSTMT OTHER VOTING AUTHORITY NAME OF ISSUER TITLE OF CLASS CUSIP (X$1000) PRN AMT PRN CALLDSCRETN MANAGERS SOLE SHARED NONE AFFORDABLE RESIDENTIAL COM 008273104 4,272SH DEFINED 01 0 0 AKAMAI TECHNOLOGIES COM
00971T101 5,241SH DEFINED 01 399,143 ALDERWOODS COM 014383103 33,468
2,3SH DEFINED 01 2,332,253 AMKOR TECHNOLOGY COM 031652100
1,160SH DEFINED 01 286,486 APARTMENT INVESTMENT COM
03748R101 5,680SH DEFINED 01 138,800 ARBINET-THEXCHANGE, INC COM 03875P100 2,140SH DEFINED 01 319,360 ASHFORD HOSPITALITY TRUST COM 044103109 2,106SH DEFINED 01 195,000 AVAYA, INC COM
053499109 144SH DEFINED 01 17,357 AVICI SYSTEMS INC COM
05367L802 4SH DEFINED 01 850 AXIS CAPITAL HOLDINGS LIMIT COM
G0692U109 2,029SH DEFINED 01 71,700 BLOUNT INTERNATIONAL COM
095180105 6,545SH DEFINED 01 392,159 CABELA'S INCORPORATED SER A COM 126804301 7,500SH DEFINED 01 351,137 CIENA CORP COM 171779101 249SH
DEFINED 01 112,110 CNET NETWORKS, INC. COM 12613R104 191SH
DEFINED 01 16,307 CONCURRENT COMPUTER CORP COM 206710204 3,676 1,7SH DEFINED 01 1,725,938 CONSECO INC COM 208464883 2,074SH
DEFINED 01 95,053 CRITICAL THERAPEUTICS COM 22674T105 3,001SH
DEFINED 01 427,524 EL PASO NATURAL GAS PFD 283678209 6,841SH
DEFINED 01 380,000 EQUITY OFFICE PPTY COM 294741103 0SH
DEFINED 01 EXELIXIS INC COM 30161Q104 125SH
DEFINED 01 16,890 EXTRA SPACE STORAGE INC COM 30225T102 3,223SH DEFINED 01 224,900 EYETECH PHARMACEUTICALS, IN COM 302297106 2,080SH DEFINED 01 164,529 FORD MOTOR CO CAP PFD 345395206 5,646SH
DEFINED 01 140,000 GENERAL ELECTRIC CO COM 369604103 8,762SH
DEFINED 01 252,876 GENERAL MTRS CORP PFD 370442733 8,966SH
DEFINED 01 480,000 GLOBAL CROSSING COM G3921A175 132SH
DEFINED 01 7,742 GRAMERCY CAPITAL CORP COM 384871109 4,276SH
DEFINED 01 174,800 HOME PROPERTIES OF NEW YORK COM 437306103 1,721SH DEFINED 01 40,000 ILLUMINA, INC COM 452327109 337SH DEFINED 01 27,926 IOWA TELECOMMUNICATIONS SER COM 462594201 10,191SH DEFINED 01 543,513 LODGIAN INC COM 54021P403 2,568SH DEFINED 01 250,000
LUCENT TECHNOLOGIES COM 549463107 585SH DEFINED 01 208,295
MARCONI CORPORATION PLC COM 56630M101 5,676 1,0SH DEFINED 01 1,049,234 MCI INC COM 552691107 16,885SH DEFINED 01 656,737
NEWCASTLE INVESTMENT CORP COM 65105M108 4,070SH DEFINED 01 135,000 PARAMETRIC TECHNOLOGY COM 699173100 24SH DEFINED 01 3,694
POST PROPERTIES, INC COM 737464107 5,417SH DEFINED 01 150,000
RCN CORP COM 749361200 3,754SH DEFINED 01 162,586
SIMON PROPERTY GROUP, INC PFD 828806802 15,108SH DEFINED 01
260,000 SOVRAN SELF STORAGE INC. COM 84610H108 596SH
DEFINED 01 13,100 VIACOM INC CLASS B COM 925524308 16,967SH
DEFINED 01 529,877 WASHINGTON GRP INT'L COM 938862208 3,174SH
DEFINED 01 62,084